Shareholder Report, Line Graph (Details) 194693_Themes Robotics - Automation ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	Apr. 22, 2024	Sep. 30, 2025
Themes Humanoid Robotics ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Themes Humanoid Robotics ETF
Accumulated Value	$ 11,251	$ 10,000	$ 16,146
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Accumulated Value	11,554	10,000	$ 13,548
Solactive Industrial Robotics & Automation Index
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive Industrial Robotics & Automation Index
Accumulated Value	$ 10,639	$ 10,000	$ 13,885